Schedule of Investments (unaudited) December 31, 2019	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 1.2%
iStar Inc.(a)	1,175,126	$17,051,078

Industrial REITs — 2.8%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,252,455	40,304,002

Mortgage REITs — 93.3%
AG Mortgage Investment Trust Inc.	643,608	9,924,435
AGNC Investment Corp.	9,356,893	165,429,868
Annaly Capital Management Inc.	24,728,969	232,946,888
Anworth Mortgage Asset Corp.	1,931,387	6,798,482
Apollo Commercial Real Estate Finance Inc.	3,052,058	55,822,141
Arbor Realty Trust Inc.(a)	1,683,710	24,161,239
Ares Commercial Real Estate Corp.	533,758	8,454,727
Arlington Asset Investment Corp., Class A	713,615	3,974,836
ARMOUR Residential REIT Inc.	1,165,432	20,826,270
Blackstone Mortgage Trust Inc., Class A	1,699,240	63,245,713
Capstead Mortgage Corp.	1,849,340	14,646,773
Cherry Hill Mortgage Investment Corp.	310,197	4,525,774
Chimera Investment Corp.	3,045,620	62,617,947
Dynex Capital Inc.	442,432	7,494,798
Ellington Financial Inc.	605,652	11,101,601
Ellington Residential Mortgage REIT	181,359	1,967,745
Exantas Capital Corp.	603,168	7,123,414
Granite Point Mortgage Trust Inc.	1,072,370	19,710,161
Great Ajax Corp.	340,768	5,046,774
Invesco Mortgage Capital Inc.	2,841,456	47,310,242
KKR Real Estate Finance Trust Inc.	499,419	10,198,136
Ladder Capital Corp.	2,036,118	36,731,569
MFA Financial Inc.	8,154,740	62,383,761
New Residential Investment Corp.	7,174,228	115,576,813
New York Mortgage Trust Inc.	5,203,053	32,415,020
Orchid Island Capital Inc.	1,252,362	7,326,318
PennyMac Mortgage Investment Trust(b)	1,775,180	39,568,762

Security	Shares	Value

Mortgage REITs (continued)
Ready Capital Corp.	626,590	$9,662,018
Redwood Trust Inc.	2,211,628	36,580,327
Starwood Property Trust Inc.	4,710,193	117,095,398
TPG RE Finance Trust Inc.	980,422	19,873,154
Two Harbors Investment Corp.	4,255,570	62,216,433
Western Asset Mortgage Capital Corp.	1,027,979	10,619,023

		1,333,376,560

Specialized REITs — 0.5%
Jernigan Capital Inc.	421,958	8,076,276

Total Common Stocks — 97.8% (Cost: $1,329,579,232)		1,398,807,916

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(b)(c)(d)	1,074,399	1,074,829
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	1,372,574	1,372,574

		2,447,403

Total Short -Term Investments — 0.2% (Cost: $2,447,403)		2,447,403

Total Investments in Securities — 98.0% (Cost: $1,332,026,635)		1,401,255,319

Other Assets, Less Liabilities — 2.0%		28,324,588

Net Assets — 100.0%		$1,429,579,907

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,074,399	(a)	—	1,074,399	$1,074,829	$21,592	(b)	$245	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,301,545	71,029	(a)	—	1,372,574	1,372,574	42,301		—	—
PennyMac Mortgage Investment Trust	1,301,679	766,913		(293,412)	1,775,180	39,568,762	2,907,040		895,344	1,272,387

						$42,016,165	$2,970,933		$895,589	$1,272,387

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Mortgage Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	829	03/20/20	$30,466	$362,622

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,398,807,916	$—	$—	$1,398,807,916
Money Market Funds	2,447,403	—	—	2,447,403

	$1,401,255,319	$—	$—	$1,401,255,319

Derivative financial instruments(a)
Assets
Futures Contracts	$362,622	$—	$—	$362,622

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2